VARIABLE INTEREST ENTITIES ("VIEs") (Tables)	12 Months Ended
Dec. 31, 2022
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of sale leaseback transactions
The following table gives a summary of our sole sale and leaseback arrangement, including the repurchase option and obligation as of December 31, 2022:

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	Next repurchase option (in $ millions)	Date of next repurchase option	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
FLNG Hilli	June 2018	CSSC entity	1,200.0	10 years	633.2	June 2023	300.0	June 2028

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of our payment obligations (excluding the repurchase option and obligation) under the bareboat charter with our sole lessor VIE as of December 31, 2022, are shown below:

(in thousands of $)	2023	2024	2025	2026	2027	2028
FLNG Hilli (1)	115,954	110,779	105,348	100,044	94,741	22,841
(1) The payment obligations above include variable rental payments due under the lease based on assumed LIBOR plus a margin.

Schedule of assets and liabilities of lessor VIEs
The assets and liabilities of the lessor VIE that most significantly impact our consolidated balance sheets as of December 31, 2022 and 2021, are as follows:

(in thousands of $)	2022	2021
Assets	Total	Total
Restricted cash and short-term deposits (note 15)	21,691	16,523

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(337,547)	(380,554)
Long-term debt (1)	(156,563)	(216,313)
	(494,110)	(596,867)
(1) Where applicable, these balances are net of deferred finance charges (note 21).

The most significant impact of the lessor VIE’s operations on our consolidated statements of operations and consolidated statements of cash flows, for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in thousands of $)	2022	2021	2020
Continuing operations
Statement of operations
Interest expense	8,406	5,178	11,687

Statement of cash flows
Net debt repayments	(123,554)	(97,056)	(446,484)
Net debt receipts	20,640	2,848	354,901
Financing costs paid	—	—	(3,731)

Discontinued operations
Statement of operations
Interest expense	3,814	17,492	23,046

Statement of cash flows
Net debt repayments	—	(234,873)	(104,179)
Net debt receipts	—	10,402	104,806
Financing costs paid	—	(1,568)	(200)
The assets and liabilities of Hilli LLC(1) that most significantly impacted our consolidated balance sheet as of December 31, 2022 and 2021, are as follows:

(in thousands of $)	2022	2021
Balance sheet
Current assets	105,738	157,643
Non-current assets	1,481,722	1,280,217
Current liabilities	(381,131)	(444,352)
Non-current liabilities	(240,146)	(270,371)
(1) As Hilli LLC is the primary beneficiary of the lessor VIE (see above) the Hilli LLC balances include the lessor VIE.
The most significant impacts of the lessor VIE’s operations on our consolidated statements of operations and consolidated statements of cash flows, for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in thousands of $)	2022	2021	2020
Statement of operations
Liquefaction services revenue	213,970	221,020	226,061
Realized and unrealized gain/(loss) on oil and gas derivative instruments	520,997	204,663	(42,561)

Statement of cash flows
Net debt repayments	(123,554)	(97,056)	(322,304)
Net debt receipts	20,640	2,848	230,721
Cash dividends paid	(55,169)	(33,136)	(26,072)
The assets and liabilities of Gimi MS that most significantly impacted our consolidated balance sheet as of December 31, 2022 and 2021, are as follows:

(in thousands of $)	2022	2021
Balance sheet
Current assets	12,460	7,107
Non-current assets	1,195,725	877,835
Current liabilities	(10,666)	(18,127)
Non-current liabilities	(516,298)	(389,244)

The most significant impacts of Gimi MS VIE’s operations on our consolidated statement of cash flows, for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in thousands of $)	2022	2021	2020
Statement of cash flows
Additions to asset under development	267,421	213,481	217,590
Capitalized financing costs	(2,748)	(5,605)	(11,302)
Net debt receipts	125,000	110,000	170,000
Proceeds from subscription of equity interest	39,275	25,403	11,081

Schedule of other ownership interests	The ownership interests in Hilli LLC are represented by three classes of units: the Hilli Common Units, the Series A Special Units and the Series B Special Units. After the Hilli Disposal and as of December 31, 2022, the ownership structure of Hilli LLC is as follows:

	Percentage ownership interest
	Hilli Common Units	Series A Special Units	Series B Special Units
Golar LNG Limited	44.6%	89.1%	89.1%
Golar Partners	50.0%	—%	—%
Keppel	5.0%	10.0%	10.0%
B&V	0.4%	0.9%	0.9%